Other Financial Liabilities - Sale and Leaseback Transactions (Details) $ in Thousands		12 Months Ended
	Jun. 19, 2024 USD ($) installment item	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 27, 2024 USD ($)
Other Financial Liabilities
Number of vessels | item	4
Weighted average interest rate		6.43%	7.86%	8.07%
Interest incurred		$ 19,925	$ 30,040	$ 37,387
$675 Million Credit Facility
Other Financial Liabilities
Face amount of debt					$ 675,000
Sale leaseback transaction with China Development Bank Financial Leasing Co
Other Financial Liabilities
Value maintenance ratio as percentage of charter hire principal	120.00%
Sale leaseback transaction with China Development Bank Financial Leasing Co | $675 million senior secured term loan facility ($675 Million Credit Facility)
Other Financial Liabilities
Lease financing own funds					$ 63,667
OB River
Other Financial Liabilities
Sale and leaseback amount	$ 71,175	$ 278,724
Term of sale and leaseback	5 years
Repurchase of vessel as percentage of financing amount	20.00%
Number of consecutive quarterly installments paid in arrears for amortization of charter hire principal	20
the Clean Energy
Other Financial Liabilities
Sale and leaseback amount	$ 53,625
Term of sale and leaseback	5 years
Repurchase of vessel as percentage of financing amount	20.00%
Number of consecutive quarterly installments paid in arrears for amortization of charter hire principal | installment	20
the Amur River
Other Financial Liabilities
Sale and leaseback amount	$ 73,125
Term of sale and leaseback	5 years
Repurchase of vessel as percentage of financing amount	20.00%
Number of consecutive quarterly installments paid in arrears for amortization of charter hire principal | installment	20
the Arctic Aurora
Other Financial Liabilities
Sale and leaseback amount	$ 147,050
Term of sale and leaseback	10 years
Repurchase of vessel as percentage of financing amount	15.00%
Number of consecutive quarterly installments paid in arrears for amortization of charter hire principal | installment	40